Redeemable Noncontrolling Interests	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests
NOTE 14: REDEEMABLE NONCONTROLLING INTERESTS
We report a RNCI based on the LLC Units of FTW held by Continuing LLC Owners and vested MIUs held by Management Owners. The Continuing LLC Owners (or certain permitted transferees), subject to certain restrictions, can exchange their LLC Units for shares of Class A common stock on a one-for-one
basis (simultaneously cancelling an equal number of shares of Class B common stock of the exchanging member), subject to customary conversion rate adjustments for stock splits, stock dividends, reclassifications and other similar transactions, or, at the option of the Company, for cash (based on the market price of the shares of our Class A common stock). The holders of MIUs also have the right, from time to time and subject to certain restrictions, to exchange their MIUs for LLC Units, which will then be immediately redeemed for cash or shares of Class A common stock, at the option of the Company, based on the value of such MIUs relative to their applicable distribution threshold.
The Company’s decision of whether to exchange LLC Units for Class A common stock or cash is currently made solely at the discretion of the Continuing LLC Owners through their control of our Board of Directors. Accordingly, the LLC Units owned by the Continuing LLC Owners are treated as RNCI as the holders have the option to exchange their LLC Units for cash or for shares of the Corporation’s Class A common stock. The RNCI is reported at the greater of the redemption value of the units or the carrying value as of the balance sheet date, with a corresponding adjustment to Additional paid-in
capital. The redemption value of our redeemable noncontrolling interests was derived from the closing stock price of the Company’s Class A common stock on the last day of the period.
Future redemptions or direct exchanges of LLC Units by the Continuing LLC Owners will result in a change in ownership and reduce or increase the carrying value of the RNCI and increase or decrease Additional paid-in
capital when FTW has positive or negative net assets, respectively.
The following table summarizes the ownership and economic interest in FTW LLC:

	December 26, 2020		June 26, 2021
(in millions except percentages)	Units Outstanding	Ownership %	Units Outstanding	Ownership %
Number of LLC Units held by McAfee Corp.	161.3	37.2%	166.0	38.0%
Number of LLC Units and vested MIUs held by RNCI	272.5	62.8%	271.3	62.0%

Total LLC Units and vested MIUs outstanding	433.8	100.0%	437.3	100.0%

NOTE 16: REDEEMABLE NONCONTROLLING INTERESTS
We report a RNCI based on the LLC Units of FTW held by Continuing LLC Owners and vested MIUs held by Management Owners. In connection with the IPO, the New LLC Agreement was adopted, allowing the Continuing LLC Owners (or certain permitted transferees), subject to certain restrictions, to exchange their LLC Units for shares of Class A common stock on a one-for-one
basis (simultaneously cancelling an equal number of shares of Class B common stock of the exchanging member), subject to customary conversion rate adjustments for stock splits, stock dividends, reclassifications and other similar transactions, or, at the option of the Company, for cash (based on the market price of the shares of our Class A common stock). The holders of MIUs also have the right, from time to time and subject to certain restrictions, to exchange their MIUs for LLC Units, which will then be immediately redeemed for cash or shares of Class A common stock, at the option of the Company, based on the value of such MIUs relative to their applicable distribution threshold.
The Company’s decision of whether to exchange LLC Units for Class A common stock or cash is currently made solely at the discretion of the Continuing LLC Owners through their control of our Board of Directors. Accordingly, the LLC Units owned by the Continuing LLC Owners are treated as RNCI as the holders have the option to exchange their LLC Units for cash or for shares of the Corporation’s Class A common stock. The RNCI is reported at the greater of the redemption value of the units or the carrying value as of the balance sheet date, with a corresponding adjustment to Additional paid-in
capital. The redemption value of our redeemable noncontrolling interests was derived from the closing stock price of the Company’s Class A common stock on the last day of the period.
Future redemptions or direct exchanges of LLC Units by the Continuing LLC Owners will result in a change in ownership and reduce or increase the carrying value of the RNCI and increase or decrease Additional paid-in
capital when FTW has positive or negative net assets, respectively.
In connection with the Reorganization Transactions and IPO, McAfee Corp. issued a net 267.1 million shares of Class B common stock to the Continuing LLC Owners. As of December 26, 2020, McAfee Corp. had 161.3 million shares of Class A common stock outstanding, which are represented by an equivalent ownership of LLC Units and an economic interest in FTW of 37.2%. As of December 26, 2020, the Continuing LLC Owners and Management Owners held 272.5 million LLC Units and vested MIUs, which represented a 62.8% noncontrolling economic interest in FTW.